Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Fair Value of Financial Instruments
Derivative Liabilities	$ 289,808	$ 193,101
Number of real property interests impaired and measured at fair value	2	6
Recognized impairment charge	258,834	1,005,478	183,271
Minimum
Fair Value of Financial Instruments
Discount rate used to estimate fair values	8.75%
Maximum
Fair Value of Financial Instruments
Discount rate used to estimate fair values	9.50%
Recurring | Level 2 inputs | Fair Value
Fair Value of Financial Instruments
Derivative Assets		455,561
Derivative Liabilities	289,808	193,101
Nonrecurring
Fair Value of Financial Instruments
Impaired real property interests at period end		149,555
Nonrecurring | Carrying Amount
Fair Value of Financial Instruments
Investment in Receivables, net	8,665,274	9,085,281
Secured Debt Facilities	74,000,000	89,336,688
Nonrecurring | Level 3 inputs
Fair Value of Financial Instruments
Impaired real property interests at period end		149,555
Nonrecurring | Level 3 inputs | Fair Value
Fair Value of Financial Instruments
Investment in Receivables, net	8,665,274	9,085,281
Secured Debt Facilities	$ 74,000,000	$ 89,336,688